As filed with the Securities and Exchange Commission on January 11, 2013

Registration No. 333-61366

811-10385

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                  ☐

Post-Effective Amendment No. 93 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 97 ☒

(Check appropriate box or boxes)

Pacific Life Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 93 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 11th day of January, 2013.

PACIFIC LIFE FUNDS

By:	/s/ J.G. Lallande
J.G. Lallande
Assistant Vice President and Counsel
Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 93 to the Registration Statement of Pacific Life Funds has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

	Chairman of the Board and Trustee	January 11, 2013
James T. Morris*

	Chief Executive Officer	January 11, 2013
Mary Ann Brown*

	Vice President and Treasurer	January 11, 2013
Brian D. Klemens*	(Principal Financial and Accounting Officer)

	Trustee	January 11, 2013
Frederick L. Blackmon*

	Trustee	January 11, 2013
Lucie H. Moore*

	Trustee	January 11, 2013
Gale K. Caruso*

	Trustee	January 11, 2013
Nooruddin S. Veerjee*

	Trustee	January 11, 2013
G. Thomas Willis*

*By: /s/ J.G. Lallande		January 11, 2013
J.G. Lallande
as attorney-in-fact pursuant to power of attorney filed herewith

EXHIBIT INDEX

Pacific Life Funds

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase